Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)
Investment Objective
The Fund seeks to provide long-term growth and capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 14 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 46 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)	Class A		Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 16.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)		Class A	Class C	Class I	Class R6
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		2.50%	2.84%	0.66%	1.07%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.56%	4.65%	1.47%	1.88%
Fee Waiver/Expense Reimbursement	[2]	(2.15%)	(2.49%)	(0.31%)	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.41%	2.16%	1.16%	1.16%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[2]	Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain other items such as AFFE, interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R6 shares do not exceed 1.40%, 2.15%, 1.15% and 1.15%, until at least February 28, 2020, February 28, 2020, February 28, 2020 and February 28, 2018, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	710	996	1,752	3,742
Class C	319	676	1,691	4,260
Class I	118	368	709	1,673
Class R6	118	521	949	2,142

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class C | USD ($)	219	676	1,691	4,260

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in U.S. and foreign equity securities of companies of any size, located in any country, including countries with developing or emerging markets. The equity securities in which the Fund invests may include preferred stock and securities with equity-like characteristics, such as convertible securities. The Fund's equity investments may take the form of depositary receipts and exchange-traded funds ("ETFs").

The Fund invests in companies the Adviser believes have superior growth prospects supported by strong financial foundations, market leadership, and highly capable management. Ideas are generated by screening the investable universe of growth, quality, value, and momentum factors. Fundamental research follows, with rigor increasing as the list narrows to those names with the most compelling investment theses. Finally, the Adviser seeks to diversify the Fund's portfolio across growth company life cycles and component risk factors in an effort to minimize unintended factor risks and maximize returns. The Adviser may sell a security if it believes there has been a negative change in the outlook for a company, a better investment opportunity has been identified, or the price objective has been reached.

Under normal circumstances, the Fund:

  Will invest at least 80% of its net assets in equity securities;
  Will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S.;
  Will invest at least 20% of its net assets in U.S. dollar-denominated securities; and
  May invest up to 20% of its net assets in cash or cash equivalents.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Emerging Markets Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
  Underlying Investment Vehicle Risk. An investment company (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the average annual total returns for Class A, Class C, Class I and Class R6 shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest/lowest quarterly results during this time period were:
Highest	14.15% (quarter ended March 31, 2012)
Lowest	-19.00% (quarter ended September 30, 2011)

Average Annual Total Returns (For the Periods ended December 31, 2016)
Average Annual Returns - Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class A	(4.79%)	7.46%		6.73%	Mar. 18, 2010
Class C	(0.65%)	7.96%		6.88%	Mar. 18, 2010
Class I	1.21%	9.01%		7.93%	Mar. 18, 2010
Class R6	1.17%	2.64%	[2]		Dec. 14, 2015
After Taxes on Distributions | Class A	(4.20%)	6.08%		5.64%
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.73%)	5.90%		5.37%
MSCI All Country World Index Index returns reflect no deductions for fees, expenses, or taxes, except foreign withholding taxes.	7.86%	9.36%		7.08%
[1]	Inception dates of Class A, Class C, and Class I shares are March 18, 2010.
[2]	Inception date of Class R6 is December 14, 2015.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.